Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	[1],[2]	$ 98,033	$ 67,054
Accounts receivable, net	[1],[3]	193,329	122,767
Other current assets	[1],[4]	7,855	10,053
Total current assets	[1]	299,217	199,874
Note receivable - Anadarko	[1]	260,000	260,000
Property, plant and equipment
Cost	[1]	6,556,778	6,248,577
Less accumulated depreciation	[1]	1,697,999	1,110,722
Net property, plant and equipment	[1]	4,858,779	5,137,855
Goodwill	[1]	419,186	418,587
Other intangible assets	[1]	832,127	884,857
Equity investments	[1]	618,887	634,492
Other assets	[1]	29,707	28,289
Total assets	[1]	7,317,903	7,563,954
Current liabilities
Accounts and imbalance payables	[1],[5]	98,661	89,916
Accrued ad valorem taxes	[1]	17,808	15,043
Accrued liabilities	[1]	119,019	177,120
Total current liabilities	[1]	235,488	282,079
Long-term debt	[1]	2,707,357	2,422,954
Deferred income taxes	[1]	139,704	169,915
Asset retirement obligations and other	[1]	128,652	120,544
Deferred purchase price obligation - Anadarko	[1],[6]	188,674	0
Total long-term liabilities	[1]	3,164,387	2,713,413
Total liabilities	[1]	3,399,875	2,995,492
Equity and partners' capital
General partner units (2,583,068 units issued and outstanding at December 31, 2015 and 2014)	[1]	120,164	105,725
Net investment by Anadarko	[1]	430,598	556,596
Total partners' capital	[1]	3,850,644	4,498,992
Noncontrolling interest	[1]	67,384	69,470
Total equity and partners' capital	[1]	3,918,028	4,568,462
Total liabilities, equity and partners' capital	[1]	7,317,903	7,563,954
Common Units [Member]
Equity and partners' capital
Common units (128,576,965 and 127,695,130 units issued and outstanding at December 31, 2015 and 2014, respectively) and Class C Units (11,411,862 and 10,913,853 units issued and outstanding at December 31, 2015 and 2014, respectively)	[1]	2,588,991	3,119,714
Class C Units [Member]
Equity and partners' capital
Common units (128,576,965 and 127,695,130 units issued and outstanding at December 31, 2015 and 2014, respectively) and Class C Units (11,411,862 and 10,913,853 units issued and outstanding at December 31, 2015 and 2014, respectively)	[1]	$ 710,891	$ 716,957

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $42.7 million and $64.7 million as of December 31, 2015 and 2014, respectively. Accounts receivable, net as of December 31, 2015, also includes an insurance claim receivable related to an incident at the DBM complex. See Note 1.
[4]	Other current assets includes imbalance receivables from affiliates of zero and $0.2 million as of December 31, 2015 and 2014, respectively.
[5]	Accounts and imbalance payables includes amounts payable to affiliates of zero and $0.1 million as of December 31, 2015 and 2014, respectively.
[6]	See Note 2.